Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	2,135	$ 1,159,177
Elbit Systems Ltd.	2,105	1,073,129
Huntington Ingalls Industries, Inc.	28,500	8,205,435
V2X, Inc. (A)	20,500	1,190,845
		11,628,586
Automobile Components - 0.5%
Gentex Corp.	21,400	605,620
Visteon Corp.	15,900	1,905,774
		2,511,394
Banks - 7.5%
Atlantic Union Bankshares Corp.	89,700	3,165,513
Beacon Financial Corp.	65,100	1,543,521
Columbia Banking System, Inc.	75,250	1,936,935
Community West Bancshares	12,700	264,668
Dime Community Bancshares, Inc.	68,600	2,046,338
Eastern Bankshares, Inc.	114,400	2,076,360
First Citizens BancShares, Inc., Class A	4,292	7,679,075
First Community Bankshares, Inc.	31,600	1,099,680
First Merchants Corp.	45,600	1,719,120
Hancock Whitney Corp.	7,000	438,270
OceanFirst Financial Corp.	62,650	1,100,761
Princeton Bancorp, Inc.	8,300	264,272
Provident Financial Services, Inc.	122,400	2,359,872
TrustCo Bank Corp.	70,250	2,550,075
UMB Financial Corp.	20,900	2,473,515
United Bankshares, Inc.	25,900	963,739
United Community Banks, Inc.	61,250	1,920,187
WaFd, Inc.	87,950	2,664,005
Webster Financial Corp.	64,350	3,824,964
		40,090,870
Beverages - 2.3%
Brown-Forman Corp., Class B (B)	63,600	1,722,288
Constellation Brands, Inc., Class A	35,400	4,767,318
Molson Coors Beverage Co., Class B	132,475	5,994,494
		12,484,100
Biotechnology - 1.4%
Biogen, Inc. (A)	28,600	4,006,288
Catalyst Pharmaceuticals, Inc. (A)	40,700	801,790
Exelixis, Inc. (A)	63,650	2,628,745
		7,436,823
Building Products - 1.2%
American Woodmark Corp. (A)	21,600	1,442,016
Gibraltar Industries, Inc. (A)	5,200	326,560
Hayward Holdings, Inc. (A)	85,900	1,298,808
Owens Corning	14,300	2,022,878
Quanex Building Products Corp.	92,000	1,308,240
		6,398,502
Capital Markets - 1.2%
Piper Sandler Cos.	10,600	3,678,094
Stifel Financial Corp.	24,200	2,745,974
		6,424,068
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 3.1%
Huntsman Corp.	10,100	$ 90,698
LSB Industries, Inc. (A)	109,850	865,618
Mosaic Co.	173,319	6,010,703
PPG Industries, Inc.	59,400	6,243,534
Westlake Corp.	41,600	3,205,696
		16,416,249
Commercial Services & Supplies - 0.4%
HNI Corp.	32,550	1,524,968
Tetra Tech, Inc.	11,450	382,201
		1,907,169
Communications Equipment - 0.3%
Harmonic, Inc. (A)	65,700	668,826
KVH Industries, Inc. (A)	63,200	353,920
Silicom Ltd. (A)	19,400	343,768
		1,366,514
Construction & Engineering - 2.1%
Comfort Systems USA, Inc.	3,415	2,817,990
EMCOR Group, Inc.	7,875	5,115,127
Granite Construction, Inc.	31,100	3,410,115
		11,343,232
Consumer Finance - 0.5%
Ally Financial, Inc.	70,192	2,751,526
Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	24,300	2,511,405
Dollar Tree, Inc. (A)	24,900	2,349,813
Ingles Markets, Inc., Class A	13,200	918,192
Village Super Market, Inc., Class A	19,200	717,312
		6,496,722
Containers & Packaging - 2.5%
Crown Holdings, Inc.	59,800	5,776,082
Graphic Packaging Holding Co.	324,700	6,354,379
Greif, Inc., Class A	18,700	1,117,512
		13,247,973
Distributors - 1.6%
LKQ Corp.	286,400	8,746,656
Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	3,500	138,145
Stride, Inc. (A)	17,200	2,561,768
		2,699,913
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	71,700	1,281,279
Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc. (A)(C)(D)(E)	60,500	0
Liberty Global Ltd., Class A (A)	268,200	3,073,572
		3,073,572
Electric Utilities - 2.3%
Evergy, Inc.	93,201	7,085,140
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	84,600	$ 3,914,442
Portland General Electric Co.	35,200	1,548,800
		12,548,382
Electrical Equipment - 1.0%
Acuity, Inc.	1,250	430,488
LSI Industries, Inc.	151,900	3,586,359
Regal Rexnord Corp.	10,175	1,459,502
		5,476,349
Electronic Equipment, Instruments & Components - 3.4%
Coherent Corp. (A)	14,350	1,545,782
IPG Photonics Corp. (A)	7,300	578,087
Itron, Inc. (A)	8,100	1,008,936
OSI Systems, Inc. (A)	15,475	3,856,989
TD SYNNEX Corp.	27,600	4,519,500
Vishay Intertechnology, Inc.	81,600	1,248,480
Vontier Corp.	131,487	5,518,509
		18,276,283
Energy Equipment & Services - 2.2%
Halliburton Co.	226,200	5,564,520
Helix Energy Solutions Group, Inc. (A)	161,900	1,062,064
Helmerich & Payne, Inc.	33,450	738,910
Noble Corp. PLC (B)	112,900	3,192,812
Seadrill Ltd. (A)	24,450	738,635
Select Water Solutions, Inc.	65,700	702,333
		11,999,274
Entertainment - 1.0%
Madison Square Garden Entertainment Corp. (A)	49,100	2,221,284
Madison Square Garden Sports Corp. (A)	8,325	1,889,775
Sphere Entertainment Co. (A)(B)	19,600	1,217,552
		5,328,611
Financial Services - 1.9%
Corpay, Inc. (A)	16,000	4,608,960
Global Payments, Inc.	65,800	5,466,664
		10,075,624
Food Products - 5.9%
Archer-Daniels-Midland Co.	79,000	4,719,460
Conagra Brands, Inc.	449,100	8,223,021
Kraft Heinz Co.	312,900	8,147,916
Nomad Foods Ltd.	83,150	1,093,422
Post Holdings, Inc. (A)	35,468	3,812,101
Smithfield Foods, Inc.	39,400	925,112
Tyson Foods, Inc., Class A	87,700	4,762,110
		31,683,142
Ground Transportation - 0.9%
U-Haul Holding Co.	93,300	4,748,970
Health Care Equipment & Supplies - 3.0%
AngioDynamics, Inc. (A)	113,100	1,263,327
Baxter International, Inc.	251,800	5,733,486
Inmode Ltd. (A)	62,850	936,465
Integra LifeSciences Holdings Corp. (A)	58,350	836,155
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Omnicell, Inc. (A)	6,300	$ 191,835
OraSure Technologies, Inc. (A)	85,300	273,813
QuidelOrtho Corp. (A)	9,950	293,028
Zimmer Biomet Holdings, Inc.	63,600	6,264,600
		15,792,709
Health Care Providers & Services - 2.7%
AMN Healthcare Services, Inc. (A)	12,600	243,936
Centene Corp. (A)	136,122	4,856,833
Cross Country Healthcare, Inc. (A)	38,900	552,380
Encompass Health Corp.	24,350	3,092,937
Enhabit, Inc. (A)	95,500	764,955
Henry Schein, Inc. (A)	59,700	3,962,289
National HealthCare Corp.	6,350	771,588
		14,244,918
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	54,900	839,970
Healthpeak Properties, Inc.	91,000	1,742,650
Sabra Health Care, Inc.	130,100	2,425,064
		5,007,684
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	122,350	1,469,423
DiamondRock Hospitality Co.	98,000	780,080
Summit Hotel Properties, Inc.	50,250	275,873
		2,525,376
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	31,500	225,855
Churchill Downs, Inc.	11,075	1,074,386
Golden Entertainment, Inc.	20,000	471,600
Lucky Strike Entertainment Corp., Class C (B)	34,350	351,744
		2,123,585
Household Durables - 1.0%
Helen of Troy Ltd. (A)	20,250	510,300
KB Home	29,000	1,845,560
La-Z-Boy, Inc.	29,400	1,009,008
PulteGroup, Inc.	5,975	789,477
Sonos, Inc. (A)	69,800	1,102,840
		5,257,185
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	19,325	1,015,142
Industrial REITs - 0.3%
LXP Industrial Trust	165,600	1,483,776
Insurance - 3.7%
Everest Group Ltd.	6,825	2,390,320
Fidelity National Financial, Inc.	77,707	4,700,496
Markel Group, Inc. (A)	2,978	5,692,030
Old Republic International Corp.	52,850	2,244,540
Selective Insurance Group, Inc.	17,900	1,451,153
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	35,350	$ 1,075,347
Willis Towers Watson PLC	6,400	2,210,880
		19,764,766
Interactive Media & Services - 1.9%
IAC, Inc. (A)	160,964	5,484,043
Match Group, Inc.	131,000	4,626,920
		10,110,963
IT Services - 1.0%
ASGN, Inc. (A)	22,650	1,072,478
Cognizant Technology Solutions Corp., Class A	65,100	4,366,257
		5,438,735
Leisure Products - 0.5%
BRP, Inc. (B)	13,950	847,881
MasterCraft Boat Holdings, Inc. (A)	57,700	1,238,242
Polaris, Inc.	10,950	636,524
		2,722,647
Life Sciences Tools & Services - 1.9%
Azenta, Inc. (A)	21,850	627,532
Bio-Rad Laboratories, Inc., Class A (A)	14,560	4,082,478
IQVIA Holdings, Inc. (A)	26,300	4,995,422
Maravai LifeSciences Holdings, Inc., Class A (A)(B)	75,850	217,690
		9,923,122
Machinery - 2.0%
CNH Industrial NV	290,500	3,151,925
Columbus McKinnon Corp.	10,100	144,834
Douglas Dynamics, Inc.	13,350	417,321
Gencor Industries, Inc. (A)	45,000	658,350
Miller Industries, Inc.	20,300	820,526
Mueller Industries, Inc.	48,150	4,868,446
Oshkosh Corp.	5,750	745,775
		10,807,177
Media - 2.4%
News Corp., Class A	163,500	5,021,085
Omnicom Group, Inc.	31,600	2,576,348
Perion Network Ltd. (A)	31,250	300,000
Sirius XM Holdings, Inc.	221,423	5,153,620
		13,051,053
Metals & Mining - 1.9%
Commercial Metals Co.	132,000	7,560,960
Kaiser Aluminum Corp.	15,800	1,219,128
Metallus, Inc. (A)	72,900	1,205,037
		9,985,125
Multi-Utilities - 2.1%
Dominion Energy, Inc.	120,800	7,389,336
Northwestern Energy Group, Inc.	66,050	3,871,190
		11,260,526
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A	74,450	670,050
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.4%
Delek U.S. Holdings, Inc.	42,800	$ 1,381,156
Expand Energy Corp.	22,800	2,422,272
Gulfport Energy Corp. (A)	4,800	868,704
HF Sinclair Corp.	110,900	5,804,506
Kinder Morgan, Inc.	142,900	4,045,499
Magnolia Oil & Gas Corp., Class A	168,900	4,031,643
Ovintiv, Inc.	41,100	1,659,618
REX American Resources Corp. (A)	78,100	2,391,422
Teekay Tankers Ltd., Class A	12,350	624,292
		23,229,112
Pharmaceuticals - 4.5%
Amphastar Pharmaceuticals, Inc. (A)	23,700	631,605
Innoviva, Inc. (A)	112,500	2,053,125
Jazz Pharmaceuticals PLC (A)	44,500	5,865,100
Perrigo Co. PLC	367,800	8,190,906
Supernus Pharmaceuticals, Inc. (A)	15,050	719,239
Viatris, Inc.	657,000	6,504,300
		23,964,275
Professional Services - 4.2%
Amentum Holdings, Inc. (A)	212,696	5,094,069
Clarivate PLC (A)	850,800	3,258,564
FTI Consulting, Inc. (A)	1,725	278,846
Heidrick & Struggles International, Inc.	30,050	1,495,589
ICF International, Inc.	6,825	633,360
Jacobs Solutions, Inc.	27,400	4,106,164
KBR, Inc.	41,700	1,971,993
Leidos Holdings, Inc.	8,075	1,525,852
Science Applications International Corp.	10,400	1,033,448
SS&C Technologies Holdings, Inc.	32,100	2,849,196
		22,247,081
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	71,700	1,337,205
Residential REITs - 0.2%
Centerspace	14,850	874,665
Retail REITs - 0.5%
Agree Realty Corp.	21,250	1,509,600
Kite Realty Group Trust	53,750	1,198,625
		2,708,225
Semiconductors & Semiconductor Equipment - 2.6%
Cohu, Inc. (A)	79,200	1,610,136
Kulicke & Soffa Industries, Inc.	11,950	485,648
Magnachip Semiconductor Corp. (A)	12,390	38,781
MKS, Inc.	14,125	1,748,251
ON Semiconductor Corp. (A)	29,800	1,469,438
Onto Innovation, Inc. (A)	9,675	1,250,204
Silicon Motion Technology Corp., ADR	33,450	3,171,394
Tower Semiconductor Ltd. (A)	40,500	2,928,150
Universal Display Corp.	7,125	1,023,364
		13,725,366
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 0.8%
Adeia, Inc.	123,150	$ 2,068,920
Progress Software Corp. (A)	50,450	2,216,269
		4,285,189
Specialized REITs - 1.2%
Gaming & Leisure Properties, Inc.	134,852	6,285,452
Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (A)	19,625	1,678,919
Academy Sports & Outdoors, Inc.	12,300	615,246
American Eagle Outfitters, Inc.	53,750	919,663
Lithia Motors, Inc.	7,300	2,306,800
Ulta Beauty, Inc. (A)	2,900	1,585,575
Urban Outfitters, Inc. (A)	37,950	2,710,768
Williams-Sonoma, Inc.	8,925	1,744,391
		11,561,362
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc. (A)	14,800	2,633,364
Steven Madden Ltd.	28,600	957,528
Tapestry, Inc.	20,000	2,264,400
		5,855,292
Trading Companies & Distributors - 0.7%
WESCO International, Inc.	18,800	3,976,200
Total Common Stocks (Cost $440,200,151)		517,675,746
	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (F)	431,544	$ 431,544
Total Other Investment Company (Cost $431,544)		431,544

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.65% (F), dated 09/30/2025, to be repurchased at $17,332,794 on 10/01/2025. Collateralized by U.S. Government Obligations, 2.50% - 4.25% due 03/15/2027 - 03/31/2027, and with a total value of $17,678,703.	$ 17,332,000	17,332,000
Total Repurchase Agreement (Cost $17,332,000)		17,332,000
Total Investments (Cost $457,963,695)		535,439,290
Net Other Assets (Liabilities) - (0.3)%		(1,593,415)
Net Assets - 100.0%		$ 533,845,875
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$517,675,746	$—	$0	$517,675,746
Other Investment Company	431,544	—	—	431,544
Repurchase Agreement	—	17,332,000	—	17,332,000
Total Investments	$518,107,290	$17,332,000	$0	$535,439,290
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $3,169,090, collateralized by cash collateral of $431,544 and non-cash collateral, such as U.S. government securities of $2,812,196. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At September 30,
2025, the total value of the securities is $0, representing less than 0.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at September 30, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Portfolio.
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust